PROVISIONS, CONTINGENCIES AND COMMITMENTS - Other Long-Term Obligations (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about business combination [line items]
Derivative financial instruments (see note 6.1.5)	$ 96	$ 238
Payable from acquisition of financial assets	359	1,340
Unfavorable contracts	132	203
Income tax payable	214	251
Other	347	486
Total	1,148	2,518
Ilva
Disclosure of detailed information about business combination [line items]
Payable from acquisition of financial assets		1,032
AMSF
Disclosure of detailed information about business combination [line items]
Payable from acquisition of financial assets	235	265
Unfavorable contracts	$ 132	203
Special payment in pellet purchase agreement
Disclosure of detailed information about business combination [line items]
Derivative financial instruments (see note 6.1.5)		$ 138